RELATED PARTY TRANSACTIONS (Details) - USD ($)					3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Jun. 07, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Aug. 17, 2023	May 05, 2023	Jan. 18, 2023	Nov. 26, 2022	Oct. 26, 2022
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party									$ 602,720
Advance from related party for expenses incurred on behalf of company		$ 402,936
Advances from related parties					$ 138,937		$ 138,937		43,900	$ 43,900
Proceeds held in trust account used to repay working capital loans							0			0
Total expenses incurred		$ 402,936
Due to related parties included in accrued expenses					31,650		31,650			73,850
Unsecured promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount													$ 250,000
Promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note											$ 565,000
Aggregate principal amount												$ 200,000
Interest rate (in percent)												10.00%
Working capital loans
RELATED PARTY TRANSACTIONS
Advances from related parties					0		0		0	0
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 625,000
Repayment of promissory note - related party	$ 602,720			$ 602,720
Aggregate principal amount														$ 350,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Aggregate principal amount															$ 350,000
Promissory Note with Related Party | SCS Capital Partners LLC | Promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount											$ 565,000
Interest rate (in percent)											0.00%
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			$ 10,000
Total expenses incurred					$ 30,000	$ 30,000	$ 90,000	$ 90,000	20,000	120,000
Due to related parties included in accrued expenses						$ 10,000		$ 10,000	$ 10,000	$ 10,550